Land use right, net (Details 1) - Land use right	Mar. 31, 2023 USD ($)
Remainder of fiscal 2023	$ 18,274
Fiscal 2024	36,548
Fiscal 2025	36,548
Fiscal 2026	36,548
Fiscal 2027	36,548
Thereafter	1,605,883
Intangible assets, net	$ 1,770,349